BUSINESS ACQUISTION (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jun. 05, 2015
BUSINESS ACQUISITION [Line Items]
Goodwill	$ 108,940,433 [1]	$ 221,337,157	$ 250,650,500
Trade name/domain name [Member]
BUSINESS ACQUISITION [Line Items]
Amortization Period	10 years
Non-compete agreements [Member]
BUSINESS ACQUISITION [Line Items]
Amortization Period	4 years 6 months
Online platform [Member]
BUSINESS ACQUISITION [Line Items]
Amortization Period	5 years
Customer relationship | Minimum [Member]
BUSINESS ACQUISITION [Line Items]
Amortization Period	5 years
Customer relationship | Maximum [Member]
BUSINESS ACQUISITION [Line Items]
Amortization Period	10 years
JMU HK [Member]
BUSINESS ACQUISITION [Line Items]
Net tangible assets				$ 28,793,669
Total				55,448,000
Deferred tax liabilities				(13,862,000)
Goodwill				336,585,270
Total consideration				406,964,939
JMU HK [Member] | Trade name/domain name [Member]
BUSINESS ACQUISITION [Line Items]
Intangible assets:				16,228,000
JMU HK [Member] | Non-compete agreements [Member]
BUSINESS ACQUISITION [Line Items]
Intangible assets:				10,096,000
JMU HK [Member] | Online platform [Member]
BUSINESS ACQUISITION [Line Items]
Intangible assets:				1,364,000
JMU HK [Member] | Customer relationship
BUSINESS ACQUISITION [Line Items]
Intangible assets:				$ 27,760,000

[1]	The Group measures goodwill at fair value on a non-recurring basis when it is annually evaluated or whenever events or changes in circumstances indicate that carrying amount of a reporting unit exceeds its fair value. The fair value was determined using models with significant unobservable inputs (Level 3 inputs) which primarily included management projections on the discounted future cash flow analysis including the discount rate using the weighted average cost of capital of 17.5% and 18% as of December 31, 2016 and 2017, respectively, and expected revenue growth rates. Goodwill impairment loss of $85,934,770, $nil, and $127,252,810 were recognized for the years ended December 31, 2015, 2016 and 2017, respectively, and included in “Impairment loss” in the Consolidated Statements of Operations.